FAIR VALUE OF INVESTMENTS - UNREALIZED PROFIT (LOSS) ON CONTRACTS BY FAIR VALUE HIERARCHY (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
FAIR VALUE OF INVESTMENTS
Fair value assets, amount transferred between measurement levels	$ 0	$ 0
Fair value liabilities, amount transferred between measurement levels	0	0
Net unrealized profit (loss) on open contracts	971,433	1,006,199
Total
FAIR VALUE OF INVESTMENTS
Assets	7,785,923	5,861,339
Liabilities	6,814,490	4,855,140
Net unrealized profit (loss) on open contracts	971,433	1,006,199
Futures | Total
FAIR VALUE OF INVESTMENTS
Assets	4,494,939	3,315,560
Liabilities	3,153,548	2,688,443
Forwards | Total
FAIR VALUE OF INVESTMENTS
Assets	3,290,984	2,545,779
Liabilities	3,660,942	2,166,697
Level I
FAIR VALUE OF INVESTMENTS
Assets	3,651,733	2,983,356
Liabilities	2,795,267	1,527,806
Net unrealized profit (loss) on open contracts	856,466	1,455,550
Level I | Futures
FAIR VALUE OF INVESTMENTS
Assets	3,651,733	2,983,356
Liabilities	2,795,267	1,527,806
Level II
FAIR VALUE OF INVESTMENTS
Assets	4,134,190	2,877,983
Liabilities	4,019,223	3,327,334
Net unrealized profit (loss) on open contracts	114,967	(449,351)
Level II | Futures
FAIR VALUE OF INVESTMENTS
Assets	843,206	332,204
Liabilities	358,281	1,160,637
Level II | Forwards
FAIR VALUE OF INVESTMENTS
Assets	3,290,984	2,545,779
Liabilities	$ 3,660,942	$ 2,166,697